Acquisitions and dispositions	12 Months Ended
Mar. 31, 2012
Acquisitions and dispositions

3. Acquisitions and dispositions:

On August 4, 2009, NIDEC acquired the additional 60.0% of the voting rights of NTN-Nidec (Thailand) Co., Ltd., currently Nidec Bearing (Thailand) Co., Ltd. (“NBTC”). NIDEC previously owned 40.0% of the voting rights of NBTC prior to August 4, 2009. As a result, NIDEC acquired all of the voting rights of NBTC. These acquisitions did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On January 26, 2010, NIDEC acquired all of the voting rights of the household motor business of Appliances Components Companies S.p.A.. As a result, NIDEC has included Nidec Sole Motor Corporation S.R.L. (“NSMC”) in its scope of consolidation as wholly owned subsidiary of NIDEC. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On February 26, 2010, NIDEC acquired 864,000 shares (or, 90.0%) of SC WADO Co., Ltd. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On September 30, 2010, NIDEC acquired all of the assets, the liabilities and the voting rights of Emerson Electric Co.’s motors and controls business which consists of industrial, air conditioning and home appliance motor business (subsequently renamed “Nidec Motor Corporation”) for cash of ¥57,442 million in order to address the need of rapidly globalizing customers by securing a strong presence in North America to complement existing operations in Asia and Europe. NIDEC also aims to complement and expand its product lineup and accelerate operational growth by effectively blending NIDEC’s industry-leading brushless motor technologies with the EMC business.

On July 1, 2011, NIDEC acquired all of the voting rights of Sanyo Seimitsu Co., Ltd. which consists of small precision motor product category, particularly vibration motors for mobile phones of Sanyo Electric Co., Ltd., in order to further develop and expand our small precision motor product category by effectively using the operational resources of, and efficiently developing new products and expanding sales opportunities for small precision motor product category. Sanyo Seimitsu Co., Ltd. was subsequently renamed Nidec Seimitsu Corporation. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.